FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of Financial Assets Measured at Fair Value on a Recurring Basis
	As of December 31, 2025
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Available-for-sale marketable securities	$-	$48,663	$-	$48,663
Foreign currency derivative contracts	-	2,654	-	2,654

Total financial assets	$-	$51,317	$-	$51,317

	As of December 31, 2024
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Assets:
Available-for-sale marketable securities	$-	$26,470	$-	$26,470
Foreign currency derivative contracts	-	584	-	584

Liabilities:
Foreign currency derivative contracts	-	(224)	-	(224)

Total financial net assets	$-	$26,830	$-	$26,830